Retirement Benefits - Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Total	¥ (659,730)	¥ (443,867)	¥ (330,739)
Plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Total	2,034,686	1,804,994	¥ 1,820,599
Plan assets [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	888,337	788,779
Plan assets [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,146,349	1,016,215
Plan assets [member] | Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	244,015	278,692
Debt instruments	215,644	213,307
General account of life insurance companies	22,715	22,355
Other investments and short-term assets	860,965	705,777
Plan assets [member] | Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	155,581	160,285
Debt instruments	5,377	8,955
General account of life insurance companies	138	160
Other investments and short-term assets	49,947	48,128
Plan assets [member] | Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	88,434	118,407
Debt instruments	210,267	204,352
General account of life insurance companies	22,577	22,195
Other investments and short-term assets	811,018	657,649
Plan assets [member] | Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	545,890	549,586
Other short-term assets	145,457	35,277
Plan assets [member] | Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	541,865	546,424
Other short-term assets	135,429	24,827
Plan assets [member] | Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	4,025	3,162
Other short-term assets	¥ 10,028	¥ 10,450